Submission	Mar. 05, 2025
Submission [Line Items]
Central Index Key	0000883241
Registrant Name	Synopsys, Inc.
Registration File Number	333-285378
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES